Accounts Payable (Details) - Schedule of Carrying Amount of Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Other Accounts Payable [Abstract]
Accounts payable	$ 206	$ 187
U.S. dollars [Member]
Schedule of Carrying Amount of Other Accounts Payable [Abstract]
Accounts payable	157	137
NIS (not linked to the Israeli CPI) [Member]
Schedule of Carrying Amount of Other Accounts Payable [Abstract]
Accounts payable	$ 49	$ 50